UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

                                                                 5270 Highland Drive

                                                          Bellevue, WA

                                                                             98006

                                                                             (Address of principal executive offices)

                                                                                    (Zip code)

Kailash Birmiwal

Birmiwal Investment Trust

5270 Highland Drive

Bellevue, WA 98006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (425) 957-9426

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Birmiwal Oasis Fund

	Schedule of Investments
	December 31, 2004 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

Air Transportation, Scheduled
10,000	America West Holdings Corp. *	$ 65,800
15,000	FLYI, Inc. *	26,550
		92,350	1.10%

Biological Products
50,000	Genta Incorporated *	88,000
30,000	Hemosol Corp. *	24,600
180,000	LPBP, Inc. *	-
		112,600	1.34%

Calculating & Accounting Machines
15,000	Optimal Group, Inc. *	176,700	2.10%

Chemicals & Allied Products
5,000	KMG Chemicals Inc.	38,250
110,000	Rhodia SA	297,000
		335,250	3.99%

Communications Equipment, NEC
26,978	Proxim CP CL A *	110,340
2,000	UT Starcom, Inc. *	44,300
		154,640	1.84%

Communications Services, NEC
5,000	Pacific Internet Ltd. *	35,300
32,100	Z-Tel *	54,570
		89,870	1.07%

Computer Peripheral Equipment
15,000	Creative Technology Ltd.	224,550	2.67%

Dairy Products
16,000	Geopharma, Inc. *	74,720	0.89%

Electric Services
20,000	Calpine Corp. *	78,800
5,000	Ormat Technologies, Inc. *	81,400
		160,200	1.90%

Engines & Turbines
15,000	China Yuchai International Ltd.	199,200	2.37%

Fats & Oils
3,000	Archer Daniels-Midland Co.	66,930	0.80%

Hazardous Waste Management
38,000	PDG Environmental, Inc. *	60,420	0.72%

Heavy Construction Other Than Bldg Const - Contractors
5,000	Meadow Valley Corp. *	19,900	0.24%

Instruments for Meas & Testing of Electricity & Elec Signals
10,000	LTX Corp. *	76,900	0.91%

Life Insurance
100,000	SCOR *	189,000	2.25%

Local & Suburban Transit & Int
16,000	Rural Metro Corp. *	79,200	0.94%

Metal Working Machinery & Equipment
2,557	P&F Industries, Inc. *	38,943	0.46%

Miscellaneous Electrical Machinery
3,000	Electro Scientific Industries, Inc. *	59,280	0.70%

Miscellaneous Food Preparation
15,000	Medifast, Inc. *	52,800	0.63%

Motor Vehicles & Passenger Car
10,000	Tata Motors Ltd. *	119,200	1.42%

Motorcycles, Bicycles & Parts
10,000	ZAP *	32,500	0.39%

Perfumes, Cosmetics & Other Toilet Preparations
3,000	Inter Parfums, Inc.	47,700	0.57%

Pharmaceutical Preparations
7,000	Indevus Pharmaceuticals, Inc. *	41,720	0.50%

Photographic Equipment & Supplies
15,000	IMAX Corp. *	123,750	1.47%

Printed Circuit Boards
5,000	Multi-Fineline Electronix Inc. *	91,200	1.08%

Real Estate Dealers
10,000	Sunterra Corp. *	140,400	1.67%

Retail - Retail Stores, NEC
17,500	Star Gas Partners LP	78,750	0.94%

Semiconductors & Related Devices
10,000	ASE Test, Inc. *	67,600
7,500	AU Optronics Corp. ADR	107,400
20,000	Chipmos Technologies Ltd. *	127,400
9,000	Leadis Technology, Inc. *	95,850
15,000	Netlogic Microsystems, Inc. *	150,000
15,000	Omnivision Technologies *	275,250
10,000	Silicon Storage Technology, Inc. *	59,500
		883,000	10.50%

Services- Business Services
7,000	China Finance Online Co. Ltd. *	77,140
30,000	Kongzhong *	288,300
3,000	Viad Corp.	85,470
70,000	Webzen, Inc. ADR	454,300
		905,210	10.76%

Services-Computer Integrated Systems Design
12,000	@Road, Inc*	82,920
20,000	Creative Computer Applications, Inc. *	70,400
3,331	CSP Inc. *	34,609
		187,929	2.23%

Services-Computer Processing & Data Preparation
10,000	iPass, Inc. *	74,000
5,000	Linktone Ltd. *	42,000
		116,000	1.38%

Services-Computer Programming
10,000	Perficient, Inc. *	65,600	0.78%

Services-Direct Mail Advertizing
81,800	CMGI Inc. *	208,590	2.48%

Services-Nursing & Personal Care
10,000	Odyssey Healthcare Inc. *	136,800	1.63%

Services-Offices & Clinics
10,000	Intergradmed America, Inc. *	117,000	1.39%

Services-Prepackaged Software
40,000	Art Technology Group, Inc. *	60,000
1,000	Microsoft Corp.	26,720
5,000	Phoenix Technologies Ltd. *	41,300
		128,020	1.52%

Ship & Boat Building & Repairing
28,659	Fountain Powerboat Industries, Inc. *	156,192	1.86%

Sporting & Athletic Goods
4,000	Aldila, Inc.	61,000	0.73%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
15,000	Gerdau Ameristeel Corp. *	101,400	1.21%

Surgical & Medical Instruments
6,000	Cyberkinetics Neurotechnology System *	23,100	0.27%

Telephone & Telegraph Apparatus
20,000	Broadwing Corp. *	182,200
40,000	Ciena Corp. *	133,600
		315,800	3.76%

Telephone Communications
55,600	Primus Telecommunications *	176,808	2.10%

Total for Common Stock (Cost $5,814,079)		6,521,122	77.54%

Cash and Equivalents
2,106,888	First American Treasury Obligation	2,106,888	25.05%
	Fund Cl S 1.50% ** (Cost $2,106,888)

	Total Investments	8,628,009	102.59%
	(Cost $7,920,967)

	Liabilities in Excess of Other Assets	(218,034)	-2.59%

	Net Assets	$ 8,409,976	100.00%

* Non-Income Producing Securities
** Variable Rate Security; The coupon rate shown represents the rate at December 31, 2004.

NOTES TO FINANCIAL STATEMENTS

BIRMIWAL OASIS FUND

1. SECURITY TRANSACTIONS

At December 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,920,967 amounted to $707,042, which consisted of aggregate gross unrealized appreciation of $963,490 and aggregate gross unrealized depreciation of $256,448.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By : /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:                         2 –  16 – 05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:                         2 –  16 – 05

By : /s/ Kailash Birmiwal

      Kailash Birmiwal

      Chief Financial Officer

Date:                         2 –  16 – 05